UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    940 Southwood Blvd.
            Suite 200
            Incline Village, NV 89451

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	February 14, 2007

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  137

Form 13F Information Table Value Total: $3,668,550 (1000s)
List of Other Included Managers:  None

VALUE        SHARES/   SH/ PUT/ INVSTMT OTHER  Voting Authority (Shares)
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (1000s)   PRN AMT   PRN  DSCRETN Mgrs  a) Sole  b) Shared c) None
AES	                PFD CV 6.75%	00808N202	4,344      88,198 	Sole		88,198
CA Inc	                COM	        12673P105	 621       27,402 "			Sole		"27,402"
Emmis Communications    PFD CV SER A	291525202	" 7,998 "" 192,433 "			Sole		"192,433
Equity Office Prop      PFD CV B 5.25%	294741509	" 1,720 "" 25,500 "			Sole		"25,500"
Ford Trust	        PFD TR CV6.5%	345395206	" 28,601 " 836,298 "			Sole		"836,298"
Intevac Inc.	        COM	        461148108	" 3,893 "" 150,000 "			Sole		"150,000"
Mirant Corp	        COM	        60467R100	 593 	" 18,768 "			Sole		"18,768"
Mirant	                *W EXP 01/03/201 60467R118	" 19,429" 1,471,900 "			Sole		"1,471,900
Mirant	                *W EXP 01/03/201 60467R126	" 2,883 " 204,900 "			Sole		"204,900"
National Australia Bank	CAP UTS EXCHBL	632525309	" 51,740" 993,180 "			Sole		"993,180"
Quadramed Corp.	        COM	        74730W101	 248 	  90,000 "			Sole		"90,000"
"Radio One, Inc."	CL D NON VTG	75040P405	 978 	" 145,059 "			Sole		"145,059
Scottish Re Group Ltd	SHS	        G73537410	" 2,003 " 375,000 "			Sole		"375,000
ADC Telecom	        FRNT 6/1	000886AB7	" 12,398" 13,095,000 "			Sole
ASM International	NOTE 4.250%12/0	00207DAG7	 580 	  500,000 "			Sole
AirTran Holdings	NOTE 7.000% 7/0	00949PAB4	" 14,927 " 11,191,000 "			Sole
"Allergan, Inc"	        NOTE 1.500% 4/0	018490AL6	" 12,324 " 11,300,000 "			Sole
Johnson & Johnson	SDCV 7/2	02261WAB5	" 103,118" 112,237,000 "		Sole
Amdocs	                NOTE 0.500% 3/1	02342TAD1	" 12,751 " 11,945,000 "			Sole
American Equity Invest  NOTE 5.250%12/0	025676AE7	" 14,845 " 12,500,000 "			Sole
American Finl Realty Tr NOTE 4.375% 7/1	02607PAB3	" 13,870 " 14,600,000 "			Sole
"American Med Sys Hldgs NOTE 3.250% 7/0	02744MAA6	" 17,211 " 14,750,000 "			Sole
Amgen	                NOTE 0.125% 2/0 031162AN0	" 47,569 " 48,340,000 "			Sole
"Amkor Technology, Inc. NOTE 5.000% 3/1	031652AH3	" 8,343 " 8,385,000 "			Sole
"ArvinMeritor, Inc"	NOTE 4.625% 3/0	043353AF8	" 16,964 " 15,000,000 "			Sole
AudioCodes	        NOTE 2.000%11/0	050732AB2	" 12,634 " 14,050,000 "			Sole
Bausch & Lomb	        FRNT 8/0	071707AM5	" 30,923 " 26,550,000 "			Sole
BioMarin Pharmaceutical NOTE 2.500% 3/2	09061GAC5	" 12,718 " 10,450,000 "			Sole
"CBRL Group, Inc."	NOTE 4/0	12489VAB2	" 6,533 "" 13,000,000 "			Sole
CMS Energy	        NOTE 2.875%12/0	125896AW0	" 4,088 "" 3,200,000 "			Sole
Carnival Corporation	DBCV 2.000% 4/1	143658AN2	" 11,878 " 9,275,000 "			Sole
Carnival Corporation	DBCV 1.132% 4/2	143658AV4	" 29,726 " 40,720,000 "			Sole
"Cell Therapeutic, Inc"	NOTE 4.000% 7/0	150934AF4	" 12,027 " 21,100,000 "			Sole
CenterPoint Energy	NOTE 2.875% 1/1	15189TAL1	" 8,109 "" 6,120,000 "			Sole
CenterPoint Energy	NOTE 3.750% 5/1	15189TAM9	" 79,022 " 53,802,000 "			Sole
CenturyTel	        DBCV 4.750% 8/0	156700AH9	" 14,812 " 13,355,000 "			Sole
Chesapeake Energy Corp  NOTE 2.750%11/1	165167BW6	" 15,434 " 15,225,000 "			Sole
Ciber Inc	        SDCV 2.875%12/1	17163BAB8	" 11,211 " 12,055,000 "			Sole
CIENA Corp	        NOTE 3.750% 2/0	171779AA9	" 1,946 "" 2,000,000 "			Sole
Citadel Broadcasting	NOTE 1.875% 2/1	17285TAB2	" 21,210 " 25,800,000 "			Sole
CA Inc	                NOTE 1.625%12/1	204912AQ2	" 84,878 " 70,535,000 "			Sole
McDATA Corporation	NOTE 3.000% 2/1	204925AC5	" 4,682 "" 4,700,000 "			Sole
Conexant Systems	NOTE 4.000% 3/0	207142AH3	" 15,646 " 17,288,000 "			Sole
"Conseco, Inc"	        DBCV 3.500% 9/3	208464BH9	" 13,331 " 13,500,000 "			Sole
Cubist Pharm	        NOTE 2.250% 6/1	229678AC1	" 12,870 " 14,195,000 "			Sole
Curagen Corp	        NOTE 4.000% 2/1	23126RAE1	" 12,715 " 15,000,000 "			Sole
Danaher Corporation	NOTE 1/2	235851AF9	" 4,223 "" 3,975,000 "			Sole
Devon Energy	        DEB 4.900% 8/1	25179MAA1	" 91,502 " 65,830,000 "			Sole
Devon Energy	         DEB 4.950% 8/1	25179MAB9	" 4,795 "" 3,450,000 "			Sole
Disney (Walt) Company	NOTE 2.125% 4/1	254687AU0	" 124,717" 102,475,000 "		Sole
"Dixie Group, Inc"	SDCV 7.000% 5/1	255519AA8	 277 	" 290,000 "			Sole
Dominion Resources Inc	NOTE 2.125%12/1	25746UAT6	" 1,846 " 1,600,000 "			Sole
Durect Corp	        NOTE 6.250% 6/1	266605AB0	" 21,979 " 14,460,000 "			Sole
EPIX Pharmaceuticals    NoTE 3.000% 6/1	26881QAB7	" 3,064 "" 3,830,000 "			Sole
"EarthLink, Inc"	NOTE 3.250%11/1	270321AA0	" 5,335 "" 5,000,000 "			Sole
Eastman Kodak	        NOTE 3.375%10/1	277461BE8	" 78,188 " 73,805,000 "			Sole
EDO Corp	        NOTE 4.000%11/1	281347AE4	" 12,771 " 13,200,000 "			Sole
Edwards Lifesciences	DBCV 3.875% 5/1	28176EAB4	 766 	" 750,000 "			Sole
Electronic Data Systems	NOTE 3.875% 7/1	285661AF1	" 73,805" 69,455,000 "			Sole
"Empire Resorts, Inc"	NOTE 5.500% 7/3	292052AB3	" 4,365 " 4,500,000 "			Sole
"Encore Capital Group,  NOTE 3.375% 9/1	292554AB8	" 5,046 " 5,500,000 "			Sole
Endeavor Intl Corp	NOTE 6.000% 1/1	29257MAB6	" 13,945" 15,054,000 "			Sole
"EnPro Industries, Inc"	DBCV 3.937%10/1	29355XAB3	" 15,696" 12,500,000 "			Sole
Euronet Worldwide Inc	NOTE 3.500%10/1	298736AF6	" 7,857 " 7,500,000 "			Sole
ExpressJet Holdings	NOTE 4.250% 8/0	30218UAB4	" 7,227 " 7,660,000 "			Sole
FEI Company	        NOTE 2.875% 6/0	30241LAF6	" 15,950" 13,900,000 "			Sole
FTI Consulting	        NOTE 3.750% 7/1	302941AB5	" 14,968 " 13,000,000 "			Sole
Fairfax Financial	DBCV 5.000% 7/1	303901AL6	" 21,769 " 20,250,000 "			Sole
Thermo Fisher Scientifc NOTE 3.250% 3/0	338032AX3	" 83,126 " 63,795,000 "			Sole
"Five Star Quality Care	NOTE 3.750%10/1	33832DAA4	" 13,550 " 12,500,000 "			Sole
Ford Motor Co	        NOTE 4.250%12/1	345370CF5	" 21,362 " 20,000,000 "			Sole
Four Seasons Hotels	NOTE 1.875% 7/3	35100EAE4	" 116,900 " 94,840,000 "		Sole
GATX Corp	        NOTE 7.500% 2/0	361448AC7	" 22,244 " 17,640,000 "			Sole
Gateway	                NOTE 1.500%12/3	367626AB4	" 5,198 "" 6,000,000 "			Sole
"General Mills, Inc"	DBCV 10/2	370334AU8	" 1,028 "" 1,318,000 "			Sole
General Motors	        DEB SR CONV B	370442733	" 8,718 "" 411,400 "			Sole
Genesis Healthcare Corp	SDCV 2.500% 3/1	37184DAE1	" 12,833 " 12,150,000 "			Sole
Genzyme Corp	        NOTE 1.250%12/0	372917AN4	" 82,389 " 79,030,000 "			Sole
Hasbro	                DBCV 2.750%12/0	418056AN7	" 72,572 " 56,975,000 "			Sole
Health Management	NOTE 4.375% 8/0	421933AF9	" 17,939 " 17,620,000 "			Sole
Hewlett-Packard Co	NOTE 10/1	428236AC7	" 115,248" 160,591,000 "		Sole
Hutchinson Technology   NOTE 3.250% 1/1	448407AF3	" 15,168 " 16,290,000 "			Sole
Incyte Corp	        NOTE 3.500% 2/1	45337CAE2	" 12,829 " 15,900,000 "			Sole
Intel Corp	        SDCV 2.950%12/1	458140AD2	" 137,641" 151,880,000 "		Sole
International Game Tech	DBCV 1/2	459902AM4	" 88,953 " 90,945,000 "			Sole
Interpublic Group of Co	NOTE 4.500% 3/1	460690AT7	" 7,540 "" 6,370,000 "			Sole
Invitrogen	        NOTE 3.250% 6/1	46185RAM2	" 13,109 " 13,900,000 "			Sole
Kellwood Co	        DBCV 3.500% 6/1	488044AF5	" 12,167 " 13,000,000 "			Sole
Level 3 Communications	NOTE 6.000% 9/1	52729NAG5	" 2,551 "" 2,710,000 "			Sole
Level 3 Communications	NOTE 6.000% 3/1	52729NAS9	" 14,384 " 15,550,000 "			Sole
Level 3 Comm	        NOTE 10.000% 5/0 52729NBE9	" 18,123 " 10,000,000 "			Sole
Level 3 Comm	        NOTE 5.250%12/1	52729NBF6	" 6,250 "" 4,000,000 "			Sole
Level 3 Communications	NOTE 3.500% 6/1	52729NBK5	" 25,953 " 20,900,000 "			Sole
Liberty Media	        DEB 3.500% 1/1	530715AN1	" 73,441 " 73,076,000 "			Sole
Liberty Media	        DEB 3.250% 3/1	530715AR2	" 9,393 "" 11,232,000 "			Sole
Liberty Media	        DEB 0.750% 3/3	530718AF2	" 59,276 " 46,720,000 "			Sole
Lockheed Martin	        DBCV 8/1	539830AP4	" 43,202 " 32,650,000 "			Sole
"Lowe's Companies, Inc"	NOTE 0.861%10/1	548661CG0	" 129,506" 119,636,000 "		Sole
Mannkind Corp	        NOTE 3.750%12/1	56400PAA0	" 7,542 "" 7,235,000 "			Sole
"Manor Care, Inc"	NOTE 2.125% 8/0	564055AM3	" 37,312 " 32,965,000 "			Sole
"Medtronic, Inc"	NOTE 1.625% 4/1	585055AM8	" 67,244 " 63,140,000 "			Sole
Mentor Graphics Corp	SDCV 6.250% 3/0	587200AF3	" 21,389 " 16,450,000 "			Sole
Merrill Lynch	        NOTE 3/1	590188W46	" 125,737 " 95,075,000 "		Sole
NPS Pharmaceuticals	NOTE 3.000% 6/1	62936PAB9	" 6,370 "" 7,000,000 "			Sole
Nabors Industries Inc	NOTE 6/1	629568AL0	" 13,010 " 12,450,000 "			Sole
Nash Finch Company	FRNT 1.631% 3/1	631158AD4	" 8,587 " 20,500,000 "			Sole
Nektar Therapeutics	NOTE 3.250% 9/2	640268AH1	" 15,910 " 15,950,000 "			Sole
Odyssey Re Holdings 	DBCV 4.375% 6/1	67612WAB4	" 2,620 "" 1,495,000 "			Sole
"Omnicare, Inc"	        DBCV 3.250%12/1	681904AL2	" 15,076 " 17,400,000 "			Sole
Omnicom Group	        NOTE 7/0	681919AT3	" 51,327 " 47,525,000 "			Sole
Par Pharmaceutical	NOTE 2.875% 9/3	717125AC2	" 8,776 "" 9,430,000 "			Sole
Pixelworks	        SDCV 1.750% 5/1	72581MAB3	" 2,190 "" 3,000,000 "			Sole
Pride International	NOTE 3.250% 5/0	74153QAD4	" 8,178 "" 6,500,000 "			Sole
"Quanta Services, Inc"	NOTE 3.750% 4/3	74762EAE2	" 8,522 "" 7,575,000 "			Sole
Quantum Corp	        NOTE 4.375% 8/0	747906AE5	" 11,434 " 12,675,000 "			Sole
RPM International	NOTE 1.389% 5/1	749685AK9	" 97,003  163,030,000 "			Sole
Rambus Inc	        NOTE 2/0	750917AB2	" 15,313 " 14,500,000 "			Sole
"Pharmanet Development  NOTE 2.250% 8/1	784121AB1	" 2,773 "" 3,000,000 "			Sole
SLM Corp	        DBCV 7/2	78442PAC0	" 1,923 "" 1,920,000 "			Sole
Safeguard Scientifics	DBCV 2.625% 3/1	786449AG3	" 1,712 "" 2,050,000 "			Sole
Sinclair Broadcast Grp	NOTE 4.875% 7/1	829226AU3	" 13,800 " 15,000,000 "			Sole
"Sonic Automotive, Inc"	NOTE 4.250%11/3	83545GAK8	" 11,931 " 9,000,000 "			Sole
"TJX Companies, Inc"	NOTE 2/1	872540AL3	" 88,682 " 94,082,000 "			Sole
Teva Pharm (Series B)	DBCV 0.250% 2/0	88164RAB3	" 91,531 " 89,462,000 "			Sole
Teva Pharm (Series D)	NOTE 1.750% 2/0	88165FAA0	 909 	   980,000 "			Sole
Time Warner Telecom Inc	DBCV 2.375% 4/0	887319AC5	" 19,135 " 15,194,000 "			Sole
Transocean Inc	        DBCV 1.500% 5/1	893830AD1	 268 	   230,000 "			Sole
"Trinity Industries, 	NOTE 3.875% 6/0	896522AF6	" 14,631 " 14,500,000 "			Sole
Tyco International Ltd	DBCV 3.125% 1/1	902118BG2	" 87,350 " 61,579,000 "			Sole
Unisource Energy	NOTE 4.500% 3/0	909205AB2	" 6,848    6,250,000 "			Sole
"UTStarcom, Inc"	NOTE 0.875% 3/0	918076AB6	" 31,636 " 33,700,000 "			Sole
Vishay Intertechnology	NOTE 3.625% 8/0	928298AF5	" 2,005 "  2,000,000 "			Sole
Watson Pharmaceuticals	DBCV 1.750% 3/1	942683AC7	" 5,428 "" 5,880,000 "			Sole
Wilson Greatbatch Tech	SDCV 2.250% 6/1	972232AB8	" 7,886 "" 8,400,000 "			Sole
Wyeth	                DBCV 1/1	983024AD2	" 61,359 " 56,552,000 "			Sole
YRC Worldwide	        NOTE 5.000% 8/0	985577AA3	" 14,913 " 11,895,000 "			Sole
YRC Worldwide	        NOTE 3.375%11/2	985577AB1	" 91,263 " 80,245,000 "			Sole
			" 3,668,550 "